FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

16. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2021, 2022 and 2023 respectively:

	December 31, 2021
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	127,514	127,514

	December 31, 2022
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	412,031	412,031

	December 31, 2023
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	422,559	422,559

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2021, 2022 and 2023:

				Year ended December 31, 2021
				Gain or Losses
RMB	January 1, 2021	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2021
Assets
Short-term investments	-	127,727	-	-	-	(213)	127,514

Liabilities
Warrants Liabilities, current portion (Note 13)	37,903	-	37,531	-	-	(372)	-
Non-current warrants Liabilities (Note 13)	9,650	-	38,841	29,011	-	180	-

				Year ended December 31, 2022
				Gain or Losses
RMB	January 1, 2022	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2022
Assets
Short term investments	127,514	357,142	70,306	-	-	(2,320)	412,031

				Year ended December 31, 2023
				Gain or Losses
RMB	January 1, 2023	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2023
Assets
Short term investments	412,031	28,187	24,663	563	-	6,441	422,559